Restatement of Financial Statements (Details 2) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended				60 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2010	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2015
Net Loss	$ (3,852,653)	$ (1,916,140)	$ (21)	$ (9,382,343)	$ (4,063,639)	$ (14,690)	$ (6,173,646)	$ (4,791,342)	$ (33,572)	$ (12,606)	$ (11,174,812)
Depreciation and amortization	$ 455,753	$ (238,048)		(1,356,306)	(494,793)		843,299	78,571			921,870
Increase in deferred tax assets							52,609				52,609
Increase in accruals and other payables				506,648	359,795		305,074	173,159			554,885
Net cash used inoperating activities				(5,879,930)	(3,584,599)		(5,417,273)	(2,106,329)			(7,931,832)
Acquisition of Intangible asset				193,540			354,755				354,755
Net Cash used ininvesting activities				$ (519,846)	$ (1,331,774)		(3,286,593)	$ 667,730			(2,433,069)
As Previously Reported [Member]
Net Loss							(4,938,345)				(9,939,511)
Depreciation and amortization							1,012,849				1,091,420
Increase in deferred tax assets							(1,457,460)				(1,457,460)
Increase in accruals and other payables							478,251				728,062
Net cash used inoperating activities							(5,244,096)				(7,758,655)
Acquisition of Intangible asset							(527,932)				(527,932)
Net Cash used ininvesting activities							(3,459,770)				(2,606,246)
As Restated [Member]
Net Loss							(6,173,646)				(11,174,812)
Depreciation and amortization							843,299				921,870
Increase in deferred tax assets							(52,609)				(52,609)
Increase in accruals and other payables							305,074				554,885
Net cash used inoperating activities							(5,417,273)				(7,931,832)
Acquisition of Intangible asset							(354,755)				(354,755)
Net Cash used ininvesting activities							$ (3,286,593)				$ (2,433,069)